Form 5500, Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Home BancShares, Inc. 401(k) and Employee Stock Ownership Plan
EIN: 71-0682831 – Plan #: 002
Form 5500, Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest collateral, par or maturity value	Cost	Current Value
	Money market fund
	Vanguard	Vanguard Federal Money Market	**	$5,927,152
	Mutual funds
	Baird	Baird Core Plus Bond	**	1,826,239
	Baird	Baird Short Term Bond	**	1,632,384
	BlackRock	BlackRock 20/80 Target Allocation	**	561,357
	BlackRock	BlackRock 40/60 Target Allocation	**	5,985,089
	BlackRock	BlackRock 60/40 Target Allocation	**	2,456,970
	BlackRock	BlackRock 80/20 Target Allocation	**	4,342,826
	Dodge & Cox	Dodge & Cox International Fund	**	1,018,187
	JP Morgan	JP Morgan Emerging Markets	**	1,345,102
	MFS	MFS Growth Fund	**	6,581,889
	MFS	MFS Value Fund	**	3,770,404
	PIMCO	PIMCO All Asset Institutional	**	648,171
	T. Rowe Price	T. Rowe Price Retirement Blend 2010	**	164,488
	T. Rowe Price	T. Rowe Price Retirement Blend 2015	**	894,275
	T. Rowe Price	T. Rowe Price Retirement Blend 2020	**	3,600,381
	T. Rowe Price	T. Rowe Price Retirement Blend 2025	**	8,952,252
	T. Rowe Price	T. Rowe Price Retirement Blend 2030	**	8,276,334
	T. Rowe Price	T. Rowe Price Retirement Blend 2035	**	9,533,035
	T. Rowe Price	T. Rowe Price Retirement Blend 2040	**	8,502,436
	T. Rowe Price	T. Rowe Price Retirement Blend 2045	**	9,653,401
	T. Rowe Price	T. Rowe Price Retirement Blend 2050	**	7,361,984
	T. Rowe Price	T. Rowe Price Retirement Blend 2055	**	7,108,267
	T. Rowe Price	T. Rowe Price Retirement Blend 2060	**	2,726,824
	T. Rowe Price	T. Rowe Price Retirement Blend 2065	**	332,274
	T. Rowe Price	T. Rowe Price Small Cap	**	2,262,978
	Vanguard	Vanguard S&P 500 Index Fund	**	12,927,184
	Vanguard	Vanguard Dividend Growth	**	4,331,622
	Vanguard	Vanguard Inflation Protected	**	464,504
	Vanguard	Vanguard International Growth	**	1,184,772
	Vanguard	Vanguard Mid Cap Index Fund	**	4,141,795
	Vanguard	Vanguard Small Cap Index Fund	**	2,701,901
	Vanguard	Vanguard Strategic Equity Inv.	**	5,103,098
	Vanguard	Vanguard Total Bond Market	**	857,343
	Vanguard	Vanguard Total International Stock Fund	**	1,741,438
	Total mutual funds			132,991,204
	Employer stock
*	Home BancShares, Inc.	Home BancShares, Inc. common stock	**	30,368,752
	Participant loan fund
*	Participant loan fund	Interest rates 5.00 – 10.50%; maturity dates through 2048	--	2,693,596
	Total assets			$171,980,704

*    Indicates party-in-interest to the Plan
**    Cost is not applicable for participant-directed investments